Presentation and Preparation of the Consolidated Financial Statements and Material Accounting Policies - Additional Information (Details)		12 Months Ended
	Nov. 15, 2023 $ / shares shares	Dec. 31, 2023 USD ($) shares Plans	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021	Dec. 31, 2019 $ / shares shares
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Cumulative inflation rate period		3 years
Percentage of cumulative inflation rate		100.00%
Lease extended term		1 month
Description of lease extended term		The lease agreement can be extended for 1-month terms following the expiration of the base lease term unless the Company elects to terminate the agreement
Number of share based plans | Plans		3
Obligation to cash settle of equity awards | $		$ 0
Net issuance of exercised warrants	6,334,134	6,334,134
Exercise of warrants per share | $ / shares	$ 18.098
Malta
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term		one year or less
Israel
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term		one year or less
Brazil
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term		one year or less
China
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term		one year or less
Chile
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term		one year or less
Colombia
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term		one year or less
India
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term		one year or less
Singapore
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term		one year or less
Argentina
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term		one year or less
Common Stock
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Price index		3.1	1.9	1.5
Warrants [member]
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Warrants issued to purchase common stock					17,345,000
Purchase price per share | $ / shares					$ 0.57
Percent of price per share paid in or implied by transaction					60.00%
Merchant’s beneficial ownership percentage upon issuance of warrant					4.999%
Number of notice days to waive beneficial ownership limit					61 days
Net issuance of exercised warrants	6,334,134
Exercise of warrants per share | $ / shares	$ 18.098
Top of Range
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Acquired intangible assets useful economic lives		3 years
Lease contract term		12 months
dLocal Group Limited
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Financial assets at fair value through OCI | $		$ 0	$ 0
Number of other equity instruments expired in share-based payment arrangement		0	0
Date of expiration of warrants		Jan. 01, 2026